Commitments and Contingencies	12 Months Ended
May 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
21.	COMMITMENTS AND CONTINGENCIES

Operating leases

The Group has certain operation-leases for offices, classroom and warehouse facilities. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases as of May 31, 2018 were as follows:

US$
Years ending May 31:
2019	296,575
2020	271,387
2021	225,424
2022	176,188
2023	123,444
Thereafter	164,444

Total	1,257,462

Rental expenses for the years ended May 31, 2016, 2017 and 2018 related to all cancelable and non-cancelable leases were US$173,797, US$199,329 and US$320,877, respectively.

Capital commitments

As of May 31, 2018, the future minimum capital commitments were as follows:

US$
Capital commitment for the purchase of property and equipment	2,112
Capital commitment for leasehold improvements	29,875

31,987

Contingent liabilities

The Group has been named in a number of lawsuits arising in its ordinary course of business. Although the outcome of those lawsuits are uncertain, the Group does not believe the possibility of loss is probable. The Group is unable to estimate a range of loss, if any, that could result if there would be an adverse decision, as such, and the Group has not accrued any liabilities.